FIDELITY

(REGISTERED TRADEMARK)


CASH RESERVES

SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               6   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      8   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS
                            AND ONE YEAR.

INVESTMENTS             9   A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS    21  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   25  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   28  THE AUDITORS' REPORT
ACCOUNTANTS

To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998              PAST 6  PAST 1  PAST 5  PAST 10
                                        MONTHS  YEAR    YEARS   YEARS

FIDELITY CASH RESERVES                  2.66%   5.40%   26.42%  72.68%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE  2.55%   5.16%   25.19%  68.31%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the all taxable money market funds average which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 889 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                   PAST 1  PAST 5  PAST 10
                                             YEAR    YEARS   YEARS

FIDELITY CASH RESERVES                       5.40%   4.80%   5.61%

ALL TAXABLE MONEY MARKET FUNDS AVERAGE       5.16%   4.59%   5.36%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                           6/2/98  3/3/98   12/2/97  9/2/97  6/3/97

FIDELITY CASH RESERVES     5.21%   5.28%    5.31%    5.29%   5.25%

ALL TAXABLE MONEY MARKET   5.02%   5.07%    5.09%    5.04%   5.02%
FUNDS AVERAGE

                           6/3/98  2/25/98  12/3/97  9/3/97  5/28/97

MMDA                       2.51%   2.58%    2.62%    2.67%   2.66%


Row: 1, Col: 1, Value: 5.21
Row: 1, Col: 2, Value: 5.02
Row: 1, Col: 3, Value: 2.51
Row: 2, Col: 1, Value: 5.28
Row: 2, Col: 2, Value: 5.07
Row: 2, Col: 3, Value: 2.58
Row: 3, Col: 1, Value: 5.31
Row: 3, Col: 2, Value: 5.09
Row: 3, Col: 3, Value: 2.62
Row: 4, Col: 1, Value: 5.29
Row: 4, Col: 2, Value: 5.04
Row: 4, Col: 3, Value: 2.67
Row: 5, Col: 1, Value: 5.25
Row: 5, Col: 2, Value: 5.02
Row: 5, Col: 3, Value: 2.66
Fidelity Cash
Reserves
All Taxable Money
Market Funds
Average
MMDA
6% -
5% -
4% -
3% -
2% -
1% -
0%

YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all taxable money market funds average and the bank money market deposit account (MMDA) average. Figures for the all taxable money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.
COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money
market fund will maintain a
$1 share price. Second, a
money market fund returns
to its shareholders income
earned by the fund's
investments after expenses.
This is in contrast to banks,
which set their MMDA rates
periodically based on current
interest rates, competitors'
rates, and internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW



An interview with John Todd, Portfolio Manager of Fidelity Cash
Reserves
Q. JOHN, WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST
SIX MONTHS?
A. During most of the period, market observers tried to gauge the potential effects of the Southeast Asian crisis on the U.S. economy. At the end of 1997 and into early 1998, talk of an interest-rate cut by the Federal Reserve Board began to circulate, as fears of a slowdown in exports emerged following the drastic cheapening of Asian goods. The cut would have aimed to rekindle economic growth if this slowdown had happened. At that point, the yield curve flattened - meaning little difference existed between the yields of short- and longer-maturity securities. The yields of longer-term, fixed-income securities came down dramatically, stimulating the residential real estate market as well as the domestic economy generally through increased mortgage refinancings - making consumers "wealthier" by reducing their monthly mortgage payments and improving overall cash flow. In addition, the stock market rallied to new heights - with the Dow Jones Industrial Average closing above 9,000 for the first time ever in April.
Q. HOW DID THESE FACTORS INFLUENCE FEDERAL RESERVE BOARD POLICY?
A. This re-stimulated economy seemed to overwhelm the potential negative impact of the Asian crisis - and again rekindled concerns that the Fed would raise interest rates to slow growth and head off inflation. However, data suggested that inflation remained benign. First-quarter real GDP - gross domestic product adjusted for inflation
- grew at a surprisingly strong rate of 4.8%, while the employment cost index rose at a slower-than-expected rate despite an unusually tight labor market. This subdued inflation environment has allowed the Fed to leave the fed funds rate - the rate banks charge each other for overnight loans - unchanged at 5.5% for more than a year now.
Q. WHAT WAS YOUR STRATEGY?
A. Early in 1998, when the Asian crisis built to a crescendo and the money market yield curve flattened dramatically, I shortened the fund's average maturity to about 54 days. This enabled the fund to take advantage of attractive year-end rates. I also shortened the maturity because some market observers began to expect the Fed to lower rates in an effort to offset the negative effects of the Asian crisis. I felt this was premature and - with the yield curve flattening - there was little incentive to buy longer-term securities. Late in the period, the market became concerned with the resilience of the domestic economy. As a result, market participants dismissed the notion that the Fed would lower interest rates, so I extended the fund's average maturity to about 65 days at the end of the period as the yield curve developed a more positive slope, with longer-term securities offering more attractive yields.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on May 31, 1998, was 5.23%, compared to 5.30% six months ago. For the six months that ended May 31, 1998, the fund had a total return of 2.66%, compared to 2.55% for the all taxable money market funds average, according to IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. I think that the worst possible effects of Asia may hit the U.S. economy during the second quarter. However, I still believe we need to monitor the situation in Asia carefully, because the area's financial markets are currently experiencing another downturn and the maximum negative effects on global economies have yet to be felt. In addition, I believe that unless there are visible signs - and soon - of a slowdown in domestic demand, the Fed will be forced to take pre-emptive action by raising short-term interest rates in an effort to slow the economy and head off future inflationary pressures.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable $1
share price by investing in
high-quality, short-term money
market securities of all types
FUND NUMBER: 055
TRADING SYMBOL: FDRXX
START DATE: May 10, 1979
SIZE: as of May 31, 1998,
more than $25.9 billion
MANAGER: John Todd, since
1997; manager, Spartan
Money Market Fund, since
1989; Fidelity Select Money
Market Portfolio, since 1991;
joined Fidelity in 1981
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           5/31/98           11/30/97          5/31/97

  0 - 30   47                44                49

 31 - 90   30                29                29

 91 - 180  15                18                10

181 - 397  8                 9                 12

WEIGHTED AVERAGE MATURITY
                             5/31/98  11/30/97  5/31/97

FIDELITY CASH RESERVES       65 DAYS  69 DAYS   67 DAYS

ALL TAXABLE
MONEY MARKET FUNDS AVERAGE*  56 DAYS  55 DAYS   52 DAYS

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 AS OF NOVEMBER 30, 1997
Row: 1, Col: 1, Value: 2.0
Row: 1, Col: 2, Value: 43.0
Row: 1, Col: 3, Value: 55.0
Bank CDs, BAs,
TDs, and notes 67%
Commercial paper 27%
Government
securities 3%
Other  3%

Bank CDs, BAs,
TDs, and notes 56%
Commercial paper 43%
Government
securities 1%
Other  0%

Row: 1, Col: 1, Value: 3.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 27.0
Row: 1, Col: 4, Value: 67.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS MAY 31, 1998

Showing Percentage of Total Value of Investments


CERTIFICATES OF DEPOSIT - 37.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
DOMESTIC CERTIFICATES OF DEPOSIT - 0.8%
CoreStates Bank
  6/9/98 5.60% (a) $ 15,000 $ 15,000
 6/30/98 5.61 (a)  35,000  35,000
 6/4/98 5.62 (a)  30,000  30,000
Morgan Guaranty Trust Co., NY
 8/6/98 5.90  93,000  92,995
Wachovia Bank, NA
 6/17/98 5.59 (a)  40,000  39,991
   212,986
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 1.4%
ABN-AMRO Bank NV
 8/14/98 5.90  70,000  70,002
 10/19/98 5.50  210,000  210,000
Bank of Montreal, Canada
 7/20/98 5.57  80,000  80,000
   360,002
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 22.4%
Bayerische Hypotheken und Wechsel
  7/20/98 5.56  165,000  165,000
Bayerische Landesbank Girozentrale
 7/17/98 5.90  140,000  139,993
Bayerische Vereinsbank AG
 2/26/99 5.70  200,000  199,929
Canadian Imperial Bank of Commerce
 6/3/98 5.54  145,000  145,000
 6/8/98 5.54  40,000  40,000
 8/28/98 5.97  145,000  144,980
 10/6/98 5.52  75,000  75,046
 3/2/99 5.70  145,000  144,932
Credit Agricole Indosuez
 10/14/98 5.90  150,000  149,977
 10/19/98 5.97  50,000  49,987
 10/21/98 5.62  150,000  150,000
 10/21/98 6.00  65,000  64,988
 2/26/99 5.70  10,000  9,997
 4/28/99 5.81  190,000  189,934
 4/30/99 5.87  150,000  149,921
Deutsche Bank, AG
 8/3/98 5.52  250,000  250,000
 8/10/98 5.91  145,000  144,984
 8/10/98 5.92  70,000  69,994
 2/10/99 5.60  75,000  74,975
 3/5/99 5.75  240,000  239,904
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Dresdner Bank, AG
 6/1/98 5.54% $ 190,000 $ 190,000
Landesbank Hessen-Thuringen
 6/30/98 5.79  80,000  80,004
National Westminster Bank, PLC
 7/29/98 5.52  23,000  23,001
 8/10/98 6.00  32,000  31,992
 9/25/98 5.88  42,000  41,988
 2/26/99 5.70  140,000  139,960
 3/2/99 5.70  145,000  144,948
Rabobank Nederland, Coop Central
 5/5/99 5.83  50,000  49,973
Royal Bank of Canada
 8/7/98 5.90  96,000  95,995
 8/13/98 6.00  50,000  49,995
 9/15/98 5.61  95,000  95,037
 2/10/99 5.60  145,000  144,945
 2/26/99 5.70  95,000  94,953
Royal Bank of Scotland, PLC
 6/15/98 5.85  30,000  30,000
Societe Generale, France
 6/3/98 5.59  135,000  135,000
 6/8/98 5.58  200,000  200,000
 8/4/98 5.53  30,000  30,000
 8/24/98 5.55  200,000  200,000
 10/20/98 5.60  180,000  180,000
Swiss Bank Corp.
 6/1/98 5.54  240,000  240,000
 8/19/98 5.91  70,000  69,994
 8/28/98 5.97  140,000  139,984
 10/21/98 5.50  210,000  210,000
 12/16/98 5.55  70,000  70,090
 3/19/99 5.70  185,000  184,901
 4/30/99 5.87  150,000  149,921
Westdeutsche Landesbank Girozentrale
 6/1/98 5.54  35,000  35,000
 7/20/98 5.56  100,000  100,000
   5,757,222
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
Bank of Nova Scotia
 7/21/98 5.97  28,000  27,994
 8/31/98 5.97  80,000  79,988
 10/1/98 5.52  50,000  50,034
   158,016
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
SAN FRANCISCO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.4%
Banque Nationale de Paris
 6/4/98 5.52% $ 105,000 $ 105,000
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 0.7%
NationsBank, NA
 9/14/98 5.55  180,000  180,000
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 11.4%
Abbey National Treasury Services, PLC
  6/17/98 5.56  400,000  400,000
 6/22/98 5.56  200,000  200,000
  6/25/98 5.56  300,000  300,000
  9/28/98 5.60  80,000  80,000
  10/6/98 5.61  75,000  75,000
Bank of Nova Scotia
  9/28/98 5.61  105,000  104,995
Barclays Bank, PLC
 6/8/98 5.54  176,000  176,000
 6/15/98 5.57  30,000  30,002
 8/24/98 5.58  400,000  400,000
 9/8/98 5.60  150,000  150,004
 9/24/98 5.60  190,000  190,000
 10/21/98 5.60  45,000  45,000
 10/28/98 5.65  110,000  109,984
Bayerische Vereinsbank AG
 9/22/98 5.59  75,000  75,002
Commerzbank AG
 9/22/98 5.59  75,000  75,002
National Australia Bank Ltd.
 9/16/98 5.60  40,000  39,997
Norddeutsche Landesbank Girozentrale
 10/27/98 5.62  50,000  50,002
Rabobank Nederland, Coop Central
 9/9/98 5.61  225,000  225,000
Toronto-Dominion Bank
 6/1/98 5.54  75,000  75,000
 10/14/98 5.93  70,000  70,000
Westdeutsche Landesbank Girozentrale
 6/18/98 5.54  40,000  40,000
   2,910,988
TOTAL CERTIFICATES OF DEPOSIT   9,684,214
COMMERCIAL PAPER - 42.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
ABN-AMRO North America, Inc.
 7/2/98 5.84% $ 70,000 $ 69,662
 7/13/98 5.84  50,000  49,673
American Express Credit Corp.
 6/24/98 5.55  50,000  49,824
 6/29/98 5.55  35,000  34,850
 8/13/98 5.58  30,000  29,668
Aspen Funding Corp.
 6/3/98 5.56  54,000  53,983
 6/2/98 5.58  110,000  109,983
 6/16/98 5.55  75,000  74,828
 6/17/98 5.55  40,000  39,902
 7/6/98 5.58  155,000  154,165
Asset Securitization Coop. Corp.
 6/1/98 5.56  40,000  40,000
 6/17/98 5.55  160,000  159,608
 6/26/98 5.58  42,000  41,839
 7/30/98 5.58  40,000  39,639
Associates Corp. of North America
 6/1/98 5.55  100,000  100,000
 6/1/98 5.58  100,000  100,000
 6/4/98 5.55  25,000  24,989
 7/27/98 5.58  45,000  44,614
 8/24/98 5.60  35,000  34,549
Bank of New York, Inc.
 6/22/98 5.55  30,000  29,903
Bank of Nova Scotia
 7/27/98 5.57  50,000  49,571
Bayerische Vereinsbank AG
 7/2/98 5.58  100,000  99,526
Bear Stearns Cos., Inc.
 7/23/98 5.58  30,000  29,760
 7/27/98 5.60  25,000  24,785
 8/24/98 5.60  50,000  49,356
Beneficial Corp.
 6/4/98 5.56  25,000  24,989
 6/10/98 5.55  25,000  24,966
 6/24/98 5.56  35,000  34,877
 6/29/98 5.56  75,000  74,678
 6/30/98 5.56  25,000  24,889
 7/14/98 5.60  35,000  34,770
 7/15/98 5.60  35,000  34,765
BMW US Capital Corp.
 6/10/98 5.59  35,000  34,952
 6/12/98 5.60  20,000  19,966
 6/15/98 5.59  40,000  39,914
 6/16/98 5.55  19,000  18,957
 7/22/98 5.59  40,000  39,687
 8/20/98 5.58  10,000  9,878
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Caisse des Depots et Consigns
 6/4/98 5.57% $ 60,000 $ 59,972
 6/18/98 5.54  55,000  54,857
Caisse d'Amortissement de la Dette Sociale
 6/5/98 5.84  140,000  139,912
 6/11/98 5.87  110,000  109,826
Chrysler Financial Corp.
 6/3/98 5.61  35,000  34,989
CIESCO, L.P.
 6/1/98 5.54  25,000  25,000
 6/9/98 5.55  75,000  74,908
 6/17/98 5.54  30,000  29,927
 6/24/98 5.55  30,000  29,895
 7/27/98 5.57  75,000  74,357
CIT Group, Inc.
 6/10/98 5.55  60,000  59,918
 6/25/98 5.82  20,000  19,925
 6/29/98 5.55  40,000  39,828
 7/15/98 5.57  15,000  14,899
Citibank Credit Card Master Trust I (Dakota Certificate Program)
 6/9/98 5.60  65,000  64,920
 6/16/98 5.55  10,000  9,977
 6/17/98 5.55  100,000  99,756
 7/16/98 5.58  50,000  49,655
 7/21/98 5.57  25,000  24,808
 7/22/98 5.58  60,000  59,530
Commercial Credit Group, Inc.
 6/1/98 5.54  25,000  25,000
 7/13/98 5.57  25,000  24,839
 7/16/98 5.57  20,000  19,862
CoreStates Bank
 6/2/98 5.61 (a)  26,000  26,000
Cregem North America, Inc.
 6/4/98 5.57  100,000  99,954
 6/5/98 5.58  20,500  20,487
 6/8/98 5.58  45,000  44,952
 6/9/98 5.58  20,000  19,976
Daimler-Benz North America Corp.
 6/10/98 5.57  10,000  9,986
 6/17/98 5.55  70,000  69,829
 8/3/98 5.58  35,548  35,206
Delaware Funding Corporation
 6/15/98 5.55  150,000  149,677
 6/18/98 5.57  22,000  21,943
Den Danske Corp., Inc.
 7/1/98 5.59  75,000  74,656
 9/30/98 5.60  40,000  39,262
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Deutsche Bank Financial, Inc.
 6/16/98 5.55% $ 200,000 $ 199,540
 6/29/98 5.55  250,000  248,928
 10/26/98 6.00  45,000  44,990
Diageo Capital, PLC
 6/9/98 5.55  52,000  51,936
 6/10/98 5.55  25,000  24,965
 6/15/98 5.55  20,000  19,957
 6/23/98 5.58  65,000  64,780
 7/31/98 5.58  18,000  17,835
Eiger Capital Corp.
 6/10/98 5.55  19,779  19,752
 6/23/98 5.56  33,673  33,559
Enterprise Funding Corp.
 6/4/98 5.60  20,700  20,690
 6/10/98 5.58  15,000  14,979
 6/15/98 5.56  25,779  25,724
 6/24/98 5.55  17,604  17,542
 7/8/98 5.57  25,214  25,071
 7/13/98 5.58  43,000  42,723
 7/14/98 5.58  30,000  29,802
 7/15/98 5.57  31,513  31,301
Fina Oil and Chemical Company
 6/9/98 5.60  15,000  14,981
 6/17/98 5.61  10,000  9,975
Ford Motor Credit Co.
 6/10/98 5.54  100,000  99,862
 7/7/98 5.57  150,000  149,170
 7/8/98 5.57  21,000  20,881
 7/9/98 5.56  185,000  183,924
 7/22/98 5.56  50,000  49,610
 7/22/98 5.57  50,000  49,609
 7/23/98 5.58  120,000  119,043
 7/24/98 5.58  30,000  29,756
 7/27/98 5.57  150,000  148,714
 8/20/98 5.58  200,000  197,556
General Electric Capital Corp.
 6/3/98 5.54  45,000  44,986
 6/17/98 5.55  180,000  179,559
 6/23/98 5.59  100,000  99,664
 7/14/98 5.57  30,000  29,802
 7/20/98 5.57  125,000  124,071
 7/21/98 5.57  30,000  29,772
 7/28/98 5.58  40,000  39,650
 7/31/98 5.58  125,000  123,863
 8/6/98 5.54  125,000  123,765
 8/13/98 5.61  60,000  59,328
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
General Electric Capital Corp. - continued
 8/24/98 5.62% $ 250,000 $ 246,780
 8/25/98 5.62  85,000  83,892
 9/8/98 5.58  90,000  88,656
General Electric Co.
 7/20/98 5.58  155,000  153,835
 9/10/98 5.61  50,000  49,227
General Motors Acceptance Corp.
 6/3/98 5.56  150,000  149,954
 6/17/98 5.55  210,000  209,485
 7/22/98 5.58  150,000  148,825
 9/30/98 5.63  90,000  88,336
General Motors Corp.
 6/24/98 5.57  20,000  19,929
Generale Banque
 7/9/98 5.55  30,000  29,826
Goldman Sachs Group, L.P.
 9/18/98 5.60  50,000  49,167
GTE Corp.
 6/18/98 5.60  15,000  14,961
 6/22/98 5.60  25,000  24,919
 6/25/98 5.60  20,000  19,926
 7/28/98 5.62  61,000  60,464
Halifax Building Society
 6/16/98 5.55  19,000  18,956
 6/17/98 5.55  70,000  69,829
Household Finance Corp.
 6/1/98 5.54  30,000  30,000
 6/24/98 5.56  25,000  24,912
 7/20/98 5.59  30,000  29,775
IBM Corp.
 7/22/98 5.57  30,000  29,765
Kitty Hawk Funding Corp.
 6/1/98 5.60  15,000  15,000
 6/11/98 5.55  21,805  21,772
 6/18/98 5.56  75,000  74,805
 6/24/98 5.55  35,348  35,223
 7/9/98 5.57  25,000  24,854
 7/16/98 5.58  35,494  35,250
 7/20/98 5.58  85,012  84,372
Merrill Lynch & Co., Inc.
 6/1/98 5.55  20,000  20,000
 6/15/98 5.56  75,000  74,839
 6/17/98 5.59  55,000  54,865
 6/25/98 5.56  50,000  49,816
 6/30/98 5.60  55,000  54,755
Morgan Stanley, Dean Witter, Discover & Co.
 6/3/98 5.60  115,000  114,965
 6/15/98 5.58  15,000  14,968
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Morgan Stanley, Dean Witter, Discover & Co. - continued
 6/15/98 5.61% (a) $ 65,000 $ 65,000
 6/16/98 5.55  30,000  29,931
 6/16/98 5.58  60,000  59,863
Nationwide Building Society
 7/7/98 5.59  50,000  49,724
 7/8/98 5.57  20,000  19,887
 7/13/98 5.60  50,000  49,679
 8/4/98 5.58  75,000  74,267
New Center Asset Trust
 6/16/98 5.55  95,000  94,782
 7/27/98 5.60  140,000  138,794
 9/30/98 5.64  110,000  107,963
Norfolk Southern Corp.
 6/3/98 5.74  10,000  9,997
 6/8/98 5.72  20,000  19,978
 6/9/98 5.73  30,000  29,962
 6/15/98 5.72  18,000  17,960
 7/1/98 5.75  32,000  31,847
Norwest Financial, Inc.
 6/10/98 5.54  25,000  24,966
Preferred Receivables Funding Corp.
 6/1/98 5.56  25,000  25,000
 6/11/98 5.55  48,100  48,026
 6/16/98 5.55  49,325  49,212
 6/16/98 5.56  27,275  27,212
 6/17/98 5.55  26,805  26,739
 6/17/98 5.57  25,445  25,382
 6/17/98 5.58  40,000  39,901
 6/18/98 5.56  15,000  14,961
 6/18/98 5.57  15,435  15,395
 6/22/98 5.56  57,775  57,589
 6/23/98 5.57  56,385  56,194
 6/24/98 5.56  26,935  26,840
Sears Roebuck Acceptance Corp.
 6/5/98 5.59  20,000  19,988
 6/10/98 5.55  25,000  24,966
 6/15/98 5.55  35,000  34,925
 6/17/98 5.55  30,000  29,926
Societe Generale North America, Inc.
 6/1/98 5.68  70,000  70,000
Southern Co.
 6/15/98 5.55  40,000  39,914
Textron, Inc.
 6/1/98 5.90  5,000  5,000
 6/10/98 5.70  37,000  36,948
 7/8/98 5.74  15,000  14,912
 7/13/98 5.75  10,000  9,934
 7/20/98 5.76  6,000  5,953
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Three Rivers Funding Corp.
 6/10/98 5.54% $ 50,000 $ 49,931
 6/10/98 5.60  25,307  25,272
Transamerica Finance Corp.
 6/15/98 5.57  63,000  62,865
 7/20/98 5.57  17,300  17,170
Triple A One Funding Corp.
 6/8/98 5.56  50,000  49,946
 6/9/98 5.57  15,743  15,724
 6/10/98 5.59  60,000  59,917
 6/15/98 5.57  12,012  11,986
 6/17/98 5.57  21,388  21,335
 7/7/98 5.58  40,000  39,779
Unifunding, Inc.
 6/2/98 5.58  65,000  64,990
 7/2/98 5.60  16,000  15,924
 8/4/98 5.58  32,000  31,687
Westpac Capital Corp.
 9/21/98 5.59  90,000  88,463
TOTAL COMMERCIAL PAPER   10,973,477
FEDERAL AGENCIES (A) - 0.8%
FANNIE MAE - AGENCY COUPONS - 0.8%
 6/12/98 5.59  200,000  199,997
BANK NOTES - 6.6%
Bank of America National Trust & Savings, San Francisco
 6/8/98 5.54  200,000  200,000
 7/22/98 5.51  47,000  46,999
Bank One, NA
 6/2/98 5.74 (a)  170,000  169,997
Comerica Bank, Detroit
 6/17/98 5.62 (a)  53,000  52,995
First Bank NA - Minnesota
 6/17/98 5.62 (a)  60,000  59,997
First Union National Bank of North Carolina, NA
 6/1/98 5.64 (a)  100,000  99,990
Harris Trust & Savings Bank, Chicago
 6/8/98 5.56  60,000  60,000
Key Bank, NA
  6/1/98 5.65 (a)  103,000  102,975
 6/12/98 5.61 (a)  70,000  69,999
 6/24/98 5.60 (a)  84,000  83,992
 6/29/98 5.60 (a)  92,000  91,985
BANK NOTES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Morgan Guaranty Trust Co., NY
 8/31/98 5.85% $ 72,000 $ 72,008
 8/31/98 5.97  112,000  111,989
National City Bank - Pennsylvania
 6/2/98 5.62 (a)  65,000  65,000
NationsBank, NA
 10/19/98 5.54  50,000  50,000
Northern Trust Co., Chicago
 6/1/98 5.61 (a)  65,000  64,996
PNC Bank, NA
 6/1/98 5.67 (a)  30,000  29,998
 6/25/98 5.60 (a)  18,000  18,004
 7/16/98 5.64 (a)  135,000  134,951
SouthTrust Bank, Alabama
 6/11/98 5.61 (a)  32,000  31,995
US Bank, NA
 6/17/98 5.61 (a)  32,000  31,993
Westpac Banking Corp.
 5/5/99 5.85  50,000  49,978
TOTAL BANK NOTES   1,699,841
MASTER NOTES (A) - 2.5%
J.P. Morgan Securities
 6/2/98 5.63  10,000  10,000
 6/11/98 5.63  250,000  250,000
Goldman Sachs Group, L.P. (The)
 6/11/98 (c) 5.69  325,000  325,000
 6/11/98 5.72  25,000  25,000
Suntrust Bank, Inc.
 6/11/98 5.61  40,000  40,000
TOTAL MASTER NOTES   650,000
MEDIUM-TERM NOTES (A) - 3.7%
Bank of Scotland Treasury Services
  8/7/98 5.67  250,000  250,000
Beneficial Corp.
  6/25/98 5.65  50,000  49,995
  7/11/98 5.61  43,000  42,998
Commonwealth Life Insurance Co.
 6/30/98 (c) 5.81  50,000  50,000
MEDIUM-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Merrill Lynch & Co., Inc.
 6/1/98 5.76% $ 97,000 $ 96,996
Morgan Stanley, Dean Witter, Discover & Co.
 6/1/98 5.73  125,000  125,000
Morgan Stanley Group, Inc.
 6/1/98 5.68  5,000  5,000
New York Life Insurance Co.
 6/23/98 5.69  105,000  105,000
Norwest Corp.
 7/22/98 5.71  118,000  118,000
Pacific Mutual Life Insurance Co.
 6/9/98 (b) 5.73  90,000  90,000
Transamerica Life Insurance and Annuity Co.
 7/13/98 5.67  20,000  20,000
TOTAL MEDIUM-TERM NOTES   952,989
SHORT-TERM NOTES (A) - 5.1%
Capital One Funding Corp. (1996-D)
 6/4/98 5.59  23,065  23,065
Capital One Funding Corp. (1996-F)
 6/4/98 5.59  38,717  38,717
Capital One Funding Corp. (1996-G)
 6/4/98 5.59  4,023  4,023
Capital One Funding Corp. (1996-H)
 6/4/98 5.66  18,770  18,770
Capital One Funding Corp. (1997-E)
 6/4/98 5.59  20,200  20,200
Capital One Funding Corp. (1997-F)
 6/4/98 5.59  7,000  7,000
Capital One Funding Corp. (1997-G)
 6/4/98 5.59  10,000  10,000
Liquid Asset Backed Securities Trust (1996-1)
  6/15/98 (b) 5.64  91,000  91,000
Liquid Asset Backed Securities Trust (1996-2)
  6/1/98 (b) 5.64  134,000  134,000
Liquid Asset Backed Securities Trust (1997-5)
  6/17/98 (b) 5.64  211,000  211,000
SMM Trust (1997-P)
  6/16/98 (b) 5.66  62,000  62,000
SMM Trust (1997-X)
  6/12/98 (b) 5.65  168,000  168,000
SMM Trust (1998-I)
  6/29/98 (b) 5.64  58,000  58,000
Strategic Money Market Trust (1998-B)
  6/5/98 (b) 5.66  170,000  170,000
SHORT-TERM NOTES (A) - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
Strategic Money Market Trust (1997-A)
  6/23/98 (b) 5.69% $ 225,000 $ 225,000
Transamerica Corp.
 6/5/98 5.70  65,000  65,000
 TOTAL SHORT-TERM NOTES   1,305,775
TIME DEPOSITS - 0.8%
Bayerische Vereinsbank, AG
  6/1/98 5.69  210,000  210,000
REPURCHASE AGREEMENTS - 0.0%
 MATURITY AMOUNT
 (000S)
In a joint trading account
 (U.S. Treasury Obligations)
  dated 5/29/98 due 6/1/98
  At 5.64%  $ 2,744  2,743
TOTAL INVESTMENTS - 100%  $ 25,679,036
Total Cost for Income Tax Purposes  $ 25,679,036
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $1,209,000,000 or 4.7% of net assets.
(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements).
Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST (000S)
Commonwealth Life
Insurance Co. 5.81%,
6/30/98 7/1/97  $50,000
Goldman Sachs
Group, L.P. (The) 5.69%
6/11/98 3/10/98 $325,000
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $2,262,000 of which $468,000, $1,634,000 and $160,000 will expire on November 30, 2001, 2002 and 2004, respectively. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNTS) MAY 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                  $ 25,679,036
AGREEMENTS OF $2,743) - SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                            237,349

INTEREST RECEIVABLE                                                        204,918

OTHER RECEIVABLES                                                          5

 TOTAL ASSETS                                                              26,121,308

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                               $ 174,794

DISTRIBUTIONS PAYABLE                                           679

ACCRUED MANAGEMENT FEE                                          4,406

OTHER PAYABLES AND ACCRUED EXPENSES                             6,487

 TOTAL LIABILITIES                                                         186,366

NET ASSETS                                                                $ 25,934,942

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 25,937,172

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                        (2,230)

NET ASSETS, FOR 25,935,943 SHARES OUTSTANDING                             $ 25,934,942

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                       $1.00
PER SHARE ($25,934,942 (DIVIDED BY) 25,935,943 SHARES)


STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1998

INTEREST INCOME                                                  $ 696,099

EXPENSES

MANAGEMENT FEE                                         $ 25,463

TRANSFER AGENT FEES                                     30,531

ACCOUNTING FEES AND EXPENSES                            405

NON-INTERESTED TRUSTEES' COMPENSATION                   58

CUSTODIAN FEES AND EXPENSES                             193

REGISTRATION FEES                                       783

AUDIT                                                   34

LEGAL                                                   45

MISCELLANEOUS                                           64

 TOTAL EXPENSES BEFORE REDUCTIONS                       57,576

 EXPENSE REDUCTIONS                                     (258)     57,318

NET INTEREST INCOME                                               638,781

NET REALIZED GAIN (LOSS) ON INVESTMENTS                           32

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS             $ 638,813


STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          MAY 31,            NOVEMBER 30,
                                                          1998               1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 638,781          $ 1,170,690
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  32                 42

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           638,813            1,170,732
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (638,781)          (1,170,690)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   29,312,316         47,096,513
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    622,933            1,134,911

 COST OF SHARES REDEEMED                                   (27,498,061)       (45,974,342)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          2,437,188          2,257,082
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  2,437,220          2,257,124

NET ASSETS

 BEGINNING OF PERIOD                                       23,497,722         21,240,598

 END OF PERIOD                                            $ 25,934,942       $ 23,497,722




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED             YEARS ENDED NOVEMBER 30,
                              MAY 31,

                              1998               1997      1996      1995      1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 1.000            $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
BEGINNING OF
PERIOD

INCOME FROM                    .026              .052      .051      .055      .037      .029
INVESTMENT
OPERATIONS
NET INTEREST
 INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST             (.026)            (.052)    (.051)    (.055)    (.037)    (.029)
 INCOME

NET ASSET VALUE,              $ 1.000            $ 1.000   $ 1.000   $ 1.000   $ 1.000   $ 1.000
END OF PERIOD

TOTAL RETURN B, C              2.66%             5.30%     5.18%     5.67%     3.74%     2.97%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END               $ 25,935           $ 23,498  $ 21,241  $ 18,432  $ 14,529  $ 10,314
OF PERIOD
(IN MILLIONS)

RATIO OF EXPENSES              .48% A            .49%      .51%      .55%      .52%      .48%
TO AVERAGE NET
ASSETS

RATIO OF EXPENSES              .47% A, D         .48% D    .51%      .55%      .52%      .48%
TO AVERAGE NET
ASSETS AFTER
EXPENSE
REDUCTIONS

RATIO OF NET                   5.28% A           5.22%     5.06%     5.50%     3.76%     2.92%
INTEREST INCOME
TO AVERAGE NET
ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
  THAN ONE YEAR ARE NOT ANNUALIZED.
C THE TOTAL RETURNS WOULD HAVE BEEN
  LOWER HAD CERTAIN EXPENSES NOT BEEN
  REDUCED DURING THE PERIODS SHOWN
  (SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS).
D FMR OR THE FUND HAS ENTERED INTO VARYING
  ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
  PAID OR REDUCED A PORTION OF THE FUND'S
  EXPENSES (SEE NOTE 4 OF NOTES TO FINANCIAL
  STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Cash Reserves (the fund) is a fund of Fidelity Phillips
Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION.
Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Under the Plan, deferred amounts are treated as though equivalent dollar amounts had been invested in shares of a cross-section of Fidelity money market funds, including shares of the fund. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the
2. OPERATING POLICIES -
CONTINUED
REPURCHASE AGREEMENTS -
CONTINUED
fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $375,000,000 or 1.4% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. The annual individual fund fee rate is .03%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% (annualized) of average net assets. For the period, the management fee was equivalent to an annualized rate of .21% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
4. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $258,000 under this arrangement.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Phillips Street Trust and the Shareholders of Fidelity Cash Reserves:
We have audited the accompanying statement of assets and liabilities of Fidelity Phillips Street Trust: Fidelity Cash Reserves, including the schedule of portfolio investments, as of May 31, 1998, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months then ended and for the year ended November 30, 1997, and the financial highlights for the six months ended May 31, 1998 and for each of the five years in the period ended November 30, 1997. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Phillips Street Trust: Fidelity Cash Reserves as of May 31, 1998, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and for the year ended November 30, 1997, and the financial highlights for the six months ended May 31, 1998 and for each of the five years in the period ended November 30, 1997, in conformity with generally accepted accounting principles.
PricewaterhouseCoopers LLP
Boston, Massachusetts
July 2, 1998
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
John Todd, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
 Money Market Fund
Spartan U.S. Treasury
 Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemption 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE


FIDELITY

(REGISTERED TRADEMARK)


U.S. GOVERNMENT RESERVES

SEMIANNUAL REPORT
MAY 31, 1998
CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.


PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             6    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    8    A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS
                           AND ONE YEAR.

INVESTMENTS           9    A COMPLETE LIST OF THE FUND'S INVESTMENTS.

FINANCIAL STATEMENTS  12   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 16   NOTES TO THE FINANCIAL STATEMENTS.




THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE
FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888
FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND
MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666. PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
While low interest rates and subdued inflation provided support for stock and bond markets in the U.S. during the first five months of 1998, concerns about continuing economic and political difficulties in Asia colored their performance. The stock market reached record heights due to stronger-than-expected corporate earnings, but retreated at times when concerns surfaced about how the Asian volatility would affect business prospects. The bond market benefited from these retreats, as investors sought alternatives offering lower volatility.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d
PERFORMANCE: THE BOTTOM LINE


To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five and 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED MAY 31, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                       MONTHS  YEAR    YEARS   YEARS

FIDELITY US GOVERNMENT RESERVES        2.64%   5.36%   25.95%  69.73%

GOVERNMENT MONEY MARKET FUNDS AVERAGE  2.52%   5.10%   24.90%  67.85%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the government money market funds average, which reflects the performance of taxable money market funds with similar objectives tracked by IBC Financial Data, Inc. The past six months average represents a peer group of 221 money market funds.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED MAY 31, 1998                  PAST 1  PAST 5  PAST 10
                                            YEAR    YEARS   YEARS

FIDELITY US GOVERNMENT RESERVES             5.36%   4.72%   5.43%

GOVERNMENT MONEY MARKET FUNDS AVERAGE       5.10%   4.55%   5.33%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
                      6/2/98  3/3/98   12/2/97  9/2/97  6/3/97



FIDELITY U.S.         5.19%   5.26%    5.30%    5.26%   5.22%
GOVERNMENT RESERVES



GOVERNMENT MONEY      4.85%   4.90%    4.89%    4.87%   4.93%
MARKET FUNDS AVERAGE



                      6/3/98  2/25/98  12/3/97  9/3/97  5/28/97



MMDA                  2.51%   2.58%    2.62%    2.67%   2.66%


Row: 1, Col: 1, Value: 5.19
Row: 1, Col: 2, Value: 4.85
Row: 1, Col: 3, Value: 2.51
Row: 2, Col: 1, Value: 5.26
Row: 2, Col: 2, Value: 4.9
Row: 2, Col: 3, Value: 2.58
Row: 3, Col: 1, Value: 5.3
Row: 3, Col: 2, Value: 4.89
Row: 3, Col: 3, Value: 2.62
Row: 4, Col: 1, Value: 5.26
Row: 4, Col: 2, Value: 4.87
Row: 4, Col: 3, Value: 2.67
Row: 5, Col: 1, Value: 5.22
Row: 5, Col: 2, Value: 4.930000000000001
Row: 5, Col: 3, Value: 2.66
6% -
5% -
4% -
3% -
2% -
1% -
0%
Fidelity
U.S. Government
Reserves
Government
Money Market
Funds Average
MMDA
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the government money market funds average and the bank money market deposit account (MMDA) average. Figures for the government money market funds average are from IBC Financial Data, Inc. The MMDA average is supplied by BANK RATE MONITOR(Trademark).
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
There are some important
differences between a bank
money market deposit account
(MMDA) and a money market
fund. First, the U.S. government
neither insures nor guarantees
a money market fund. In fact,
there is no assurance that a
money market fund will
maintain a $1 share price.
Second, a money market fund
returns to its shareholders
income earned by the fund's
investments after expenses. This
is in contrast to banks, which
set their MMDA rates
periodically based on current
interest rates, competitors' rates,
and internal criteria.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Robert Litterst, Portfolio Manager of Fidelity U.S. Government Reserves
Q. BOB, WHAT HAS THE INVESTING ENVIRONMENT BEEN LIKE OVER THE PAST SIX
MONTHS?
A. While inflation has remained remarkably subdued during a period of strong economic growth, many felt that growth at this rate would result in a rise in inflation at some point. Nonetheless, the Federal Reserve Board has been patient, and appeared to be willing to tolerate strong growth until clear signs of rising inflation emerged. Another factor that tempered the Fed's need to adjust short-term interest rates was the Asian crisis and fear that a rate hike would further disrupt global financial markets. When all was said and done, the Fed has kept the benchmark federal funds rate - the rate banks charge each other for overnight loans - at 5.5% for more than a year now.
Q. WERE THERE OTHER FACTORS THAT DROVE THE MARKET FOR SHORT-TERM U.S. GOVERNMENT SECURITIES?
A. Yes, there were some developments in the U.S. Treasury market that affected government agency money market securities, because there is a correlation between how the two markets behave. As the U.S. budget deficit has declined, so have the financing needs of the U.S. Treasury. As a result of reduced issuance and pay-downs of various Treasury debt, the supply of Treasuries has fallen. Combined with strong demand from both foreign and domestic investors during the period, this situation pushed yields on Treasuries - and associated government money market securities - lower. Supply issues, pertaining to both U.S. Treasury securities and government agency securities, may have a considerable impact on the market going forward.
Q. WHAT WAS YOUR STRATEGY?
A. I continued to use a barbell strategy - concentrating the fund on either end of the maturity spectrum - investing in overnight to one-month securities on the one hand and issues with maturities of one year on the other. I've been purchasing longer-term securities at moments of market weakness when they presented attractive values. The very-short-term securities help to balance the portfolio and serve a defensive purpose that will help the fund if the Fed raises rates again. Although the fund's average maturity was shorter than its peers at the end of the period, the fund's overall average maturity tended to be longer than the average of its peers.
Q. HOW DID THE FUND PERFORM?
A. On May 31, 1998, the fund's seven-day yield was 5.18%, compared to 5.29% six months ago. The fund's total return for the six months was 2.64%, compared to the 2.52% total return for the government money market funds average tracked by IBC Financial Data, Inc.
Q. WHAT'S YOUR OUTLOOK?
A. We've continued to experience strong domestic economic growth amidst incredibly benign inflation statistics, which together - based on history - are somewhat difficult to reconcile. Generally, market observers expect growth to slow due to the normal ebb and flow of the economy and because it appears the impact of Asia will reduce our ability to export goods and services to that part of the world. The effect has been muted thus far, as real GDP - or gross domestic product adjusted for inflation - grew at an annual rate of 4.8% in the first quarter of 1998. Recently, however, evidence appeared to be mounting that the Asian crisis was affecting the U.S. economy. In fact, many market observers expect a sharp reduction in growth in the second quarter. It seems that financial instability in Asia is dominating Fed thinking at the moment, and I think that the Fed would not want to risk further destabilization by raising rates here. Accordingly, I believe the Fed will leave rates unchanged in the next few months. During this time, I hope to find good opportunities in short-term securities as market volatility continues.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: income and a stable $1
share price by investing in
high-quality short-term money
market securities issued by the
U.S. government for
government agencies
FUND NUMBER: 050
TRADING SYMBOL: FGRXX
START DATE: November 3, 1981
SIZE: as of May 31, 1998,
more than $1.2 billion
MANAGER: Robert Litterst, since
1997; manager, several
Fidelity and Spartan taxable
money market funds; joined
Fidelity in 1991
(checkmark)
INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS       % OF FUND ASSETS  % OF FUND ASSETS  % OF FUND ASSETS
           5/31/98           11/30/97          5/31/97

  0 - 30   69                58                67

 31 - 90   9                 12                15

 91 - 180  12                18                5

181 - 397  10                12                13

WEIGHTED AVERAGE MATURITY
                           5/31/98  11/30/97  5/31/97

FIDELITY U.S. GOVERNMENT   51 DAYS  64 DAYS   61 DAYS
RESERVES

GOVERNMENT MONEY MARKET    53 DAYS  46 DAYS   47 DAYS
FUNDS AVERAGE*

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)
AS OF MAY 31, 1998 AS OF NOVEMBER 30, 1997
Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 3.0
Row: 1, Col: 3, Value: 5.6
Row: 1, Col: 4, Value: 36.4
Row: 1, Col: 5, Value: 53.0
Row: 1, Col: 6, Value: 25.8
Federal agency
issues 53%
Repurchase
agreements 47%
Federal agency
issues 53%
Repurchase
agreements 47%




Row: 1, Col: 1, Value: 47.0
Row: 1, Col: 2, Value: 0.0
Row: 1, Col: 3, Value: 0.0
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 53.0
*SOURCE: IBC'S MONEY FUND REPORT(registered trademark)
INVESTMENTS MAY 31, 1998 (UNAUDITED)

Showing Percentage of Total Value of Investment in Securities


FEDERAL AGENCIES - 53.1%
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FANNIE MAE - AGENCY COUPONS - 27.9%
 6/1/98 5.58% (a) $ 20,000 $ 19,992
 6/2/98 5.63 (a)  12,000  11,995
 6/5/98 5.53 (a)  33,000  32,973
 6/10/98 5.50  10,000  9,999
 6/12/98 5.59 (a)  10,000  10,000
 6/15/98 5.53 (a)  45,000  44,995
 6/17/98 5.53 (a)  25,000  24,986
 6/26/98 5.46  14,000  14,058
 8/14/98 5.59 (a)  14,000  13,989
 8/14/98 5.71  13,000  12,996
 8/14/98 5.80  10,000  9,995
 8/28/98 5.55 (a)  45,000  44,961
 9/9/98 5.77  6,000  5,998
 9/9/98 5.79  5,000  4,998
 11/20/98 5.73  13,000  12,991
 2/12/99 5.43  12,000  11,986
 2/19/99 5.43  8,000  7,992
 2/23/99 5.45  6,000  5,995
 2/23/99 5.47  7,000  6,993
 2/26/99 5.56  13,000  12,976
 3/16/99 5.52  14,000  13,987
 3/26/99 5.55  18,000  17,985
   352,840
FANNIE MAE - DISCOUNT NOTES - 3.8%
 7/17/98 5.50  25,000  24,827
 7/27/98 5.52  24,000  23,797
   48,624
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 1.0%
 6/10/98 5.53 (a)  12,000  11,995
FEDERAL FARM CREDIT BANK - DISCOUNT NOTES - 1.0%
 9/2/98 5.76 (a)  13,000  12,996
FEDERAL HOME LOAN BANK - AGENCY COUPONS - 15.0%
  6/1/98 5.58 (a)  20,000  19,992
 6/1/98 5.60 (a)  14,000  13,997
 6/2/98 5.53 (a)  18,000  17,999
  6/9/98 5.89  14,000  14,000
  6/11/98 5.88  3,500  3,500
  6/12/98 5.81  7,000  7,000
  7/7/98 5.45  11,000  11,002
FEDERAL AGENCIES - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL AMOUNT VALUE (NOTE 1)
 DATE TIME OF PURCHASE (000S) (000S)
FEDERAL HOME LOAN BANK - AGENCY COUPONS - CONTINUED
  8/27/98 5.55% (a) $ 10,000 $ 9,992
  9/18/98 5.76  20,000  19,998
  9/24/98 5.71  9,000  8,997
  9/24/98 5.34  13,000  13,007
  10/23/98 5.70  12,000  11,996
  10/23/98 5.73  12,000  11,995
  12/17/98 5.81  14,000  13,996
  3/26/99 5.58  12,000  11,985
   189,456
FREDDIE MAC - AGENCY COUPONS - 2.9%
 6/20/98 5.53 (a)  12,000  11,999
 6/21/98 5.52 (a)  15,000  14,989
  3/12/99 5.52  10,000  10,001
    36,989
FREDDIE MAC - DISCOUNT NOTES - 0.6%
 8/10/98 5.49  8,000  7,916
STUDENT LOAN MARKETING ASSOCIATION - AGENCY COUPONS - 0.9%
 2/10/99 5.53  11,450  11,428
TOTAL FEDERAL AGENCIES   672,244
REPURCHASE AGREEMENTS - 46.9%
 MATURITY AMOUNT
 (000S)
In a joint trading account
(Notes 2 and 3)
 (U.S. Government Obligations):
  dated 5/29/98 due 6/1/98
   At 5.64% $ 356,983  356,815
   dated 4/3/98 due 6/22/98
   At 5.52%  13,159  13,000
   dated 4/21/98 due 6/22/98
   At 5.51%  38,361  38,000
   dated 4/24/98 due 6/23/98
   At 5.51%  28,257  28,000
   dated 4/28/98 due 6/25/98
   At 5.54%  25,223  25,000
   dated 4/6/98 due 6/26/98
    At 5.53%  35,435  35,000
REPURCHASE AGREEMENTS - CONTINUED
 MATURITY AMOUNT VALUE (NOTE 1)
 (000S) (000S)
In a joint trading account
(Notes 2 and 3)
 (U.S. Government Obligations): - continued
   dated 5/29/98 due 6/29/98
   At 5.55% $ 30,143 $ 30,000
   dated 4/30/98 due 7/1/98
   At 5.57%  5,048  5,000
   dated 4/30/98 due 7/29/98
   At 5.57%  2,089  2,060
   dated 3/23/98 due 9/14/98
   At 5.56%  61,622  60,000
TOTAL REPURCHASE AGREEMENTS   592,875
TOTAL INVESTMENT IN SECURITIES - 100%  $ 1,265,119
Total Cost For Income Tax Purposes  $ 1,265,119
LEGEND
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.
INCOME TAX INFORMATION
At November 30, 1997, the fund had a capital loss carryforward of approximately $61,000 all of which will expire on November 30, 2003. FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT) MAY 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING                                     $ 1,265,119
REPURCHASE AGREEMENTS OF $592,875) -
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                                    11,442

INTEREST RECEIVABLE                                                                8,242

 TOTAL ASSETS                                                                      1,284,803

LIABILITIES

PAYABLE FOR FUND SHARES REDEEMED                                         $ 1,911

DISTRIBUTIONS PAYABLE                                                     111

ACCRUED MANAGEMENT FEE                                                    218

OTHER PAYABLES AND ACCRUED EXPENSES                                       315

 TOTAL LIABILITIES                                                                 2,555

NET ASSETS                                                                        $ 1,282,248

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                   $ 1,282,291

ACCUMULATED NET REALIZED GAIN (LOSS) ON INVESTMENTS                                (43)

NET ASSETS, FOR 1,282,667 SHARES OUTSTANDING                                      $ 1,282,248

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                           $1.00
SHARE ($1,282,248 (DIVIDED BY) 1,282,667 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS  SIX MONTHS ENDED MAY 31, 1998 (UNAUDITED)

INTEREST INCOME                                                           $ 35,835

EXPENSES

MANAGEMENT FEE                                                   $ 1,303

TRANSFER AGENT FEES                                               1,421

ACCOUNTING FEES AND EXPENSES                                      73

NON-INTERESTED TRUSTEES' COMPENSATION                             3

CUSTODIAN FEES AND EXPENSES                                       6

REGISTRATION FEES                                                 28

AUDIT                                                             16

LEGAL                                                             2

MISCELLANEOUS                                                     6

 TOTAL EXPENSES BEFORE REDUCTIONS                                 2,858

 EXPENSE REDUCTIONS                                               (62)     2,796

NET INTEREST INCOME                                                        33,039

NET REALIZED GAIN (LOSS) ON INVESTMENTS                                    18

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $ 33,057



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                      SIX MONTHS ENDED   YEAR ENDED
                                                          MAY 31, 1998       NOVEMBER 30,
                                                          (UNAUDITED)        1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                $ 33,039           $ 62,498
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                  18                 24

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           33,057             62,522
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS FROM NET INTEREST INCOME     (33,039)           (62,498)

SHARE TRANSACTIONS AT NET ASSET VALUE OF $1.00 PER SHARE   815,155            1,599,242
PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS FROM NET INTEREST INCOME    31,575             59,780

 COST OF SHARES REDEEMED                                   (854,746)          (1,611,507)

 NET INCREASE (DECREASE) IN NET ASSETS AND SHARES          (8,016)            47,515
RESULTING FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (7,998)            47,539

NET ASSETS

 BEGINNING OF PERIOD                                       1,290,246          1,242,707

 END OF PERIOD                                            $ 1,282,248        $ 1,290,246






 FINANCIAL HIGHLIGHTS       SIX MONTHS ENDED    YEARS ENDED NOVEMBER 30,    TWO MONTHS ENDED      YEARS ENDED
                            MAY 31, 1998                                       NOVEMBER 30,       SEPTEMBER 30,

 FINANCIAL HIGHLIGHTS       (UNAUDITED)         1997     1996     1995           1994             1994      1993
SELECTED PER-SHARE DATA

NET ASSET VALUE,
BEGINNING OF PERIOD         $ 1.000             $ 1.000  $ 1.000  $ 1.000        $ 1.000          $ 1.000  $ 1.000

INCOME FROM
INVESTMENT OPERATIONS          .026             .051     .050     .055           .008             .033     .025
NET INTEREST INCOME

LESS DISTRIBUTIONS

 FROM NET INTEREST
 INCOME                       (.026)            (.051)   (.050)   (.055)         (.008)           (.033)   (.025)

NET ASSET VALUE,
END OF PERIOD               $ 1.000             $ 1.000  $ 1.000  $ 1.000        $ 1.000          $ 1.000  $ 1.000

TOTAL RETURN B, C           2.64%               5.26%    5.12%    5.60%          0.78%            3.32%    2.57%

RATIOS AND
SUPPLEMENTAL DATA

NET ASSETS, END
OF PERIOD (IN MILLIONS)    $ 1,282             $ 1,290  $ 1,243  $ 1,188        $ 1,130           $ 1,060  $ 1,043

RATIO OF EXPENSES
TO AVERAGE NET ASSETS      .45% A              .48%     .51%     .55%           .36% A, D         .51%     .73%

RATIO OF EXPENSES
TO AVERAGE NET ASSETS      .44% A, E           .48%     .50% E   .55%           .36% A            .51%     .73%
AFTER EXPENSE REDUCTIONS

RATIO OF NET INTEREST
INCOME TO AVERAGE          5.24% A             5.13%    5.02%    5.43%          4.77% A           3.27%    2.57%
NET ASSETS


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS
  THAN ONE YEAR ARE NOT ANNUALIZED.
C TOTAL RETURNS WOULD HAVE BEEN LOWER
  HAD CERTAIN EXPENSES NOT BEEN REDUCED
  DURING THE PERIODS SHOWN (SEE NOTE 5
  OF NOTES TO FINANCIAL STATEMENTS).
D FMR AGREED TO REIMBURSE A PORTION OF
  THE FUND'S EXPENSES DURING THE PERIOD.
  WITHOUT THIS REIMBURSEMENT, THE FUND'S
  EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E FMR OR THE FUND HAS ENTERED INTO VARYING
  ARRANGEMENTS WITH THIRD PARTIES WHO EITHER
  PAID OR REDUCED A PORTION OF THE FUND'S
  EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL
  STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended May 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity U.S. Government Reserves (the fund) is a fund of Fidelity Phillips Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED MAY 29, 1998, DUE JUNE 1, 1998   AT 5.64%
Number of dealers or banks 7
Maximum amount with one dealer or bank 29.2%
Aggregate principal amount of agreements $1,584,166,000
Aggregate maturity amount of agreements $1,584,910,867
Aggregate market value of transferred assets $1,621,699,699
Coupon rates of transferred assets 0% to 14.05%
Maturity dates of transferred assets 8/1/99 to 8/1/37
DATED APRIL 3, 1998, DUE JUNE 22, 1998   AT 5.52%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $200,000,000
Aggregate maturity amount of agreements $202,453,333
Aggregate market value of transferred assets $205,751,686
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 12/12/12 to 5/1/34
DATED APRIL 21, 1998, DUE JUNE 22, 1998   AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $149,000,000
Aggregate maturity amount of agreements $150,413,927
Aggregate market value of transferred assets $151,982,806
Coupon rates of transferred assets 0% to 6%
Maturity dates of transferred assets 7/1/23 to 5/1/28
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 24, 1998, DUE JUNE 23, 1998   AT 5.51%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,918,333
Aggregate market value of transferred assets $103,122,593
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 2/1/19 to 6/1/37
DATED APRIL 28, 1998, DUE JUNE 25, 1998   5.54%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $100,000,000
Aggregate maturity amount of agreements $100,892,556
Aggregate market value of transferred assets $103,022,365
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 6/1/23 to 8/1/34
DATED APRIL 6, 1998, DUE JUNE 26, 1998   5.53%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $303,732,750
Aggregate market value of transferred assets $310,196,339
Coupon rates of transferred assets 8.50% to 9%
Maturity dates of transferred assets 6/15/16 to 2/15/26
DATED MAY 29, 1998, DUE JUNE 29, 1998   5.55%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $180,000,000
Aggregate maturity amount of agreements $180,860,250
Aggregate market value of transferred assets $183,600,000
Coupon rates of transferred assets 8.50%
Maturity dates of transferred assets 5/15/16 to 8/15/26
DATED APRIL 30, 1998, DUE JULY 1, 1998   5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $15,000,000
Aggregate maturity amount of agreements $15,143,892
Aggregate market value of transferred assets $15,445,957
Coupon rates of transferred assets 0%
Maturity dates of transferred assets 9/1/24 to 7/1/27
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING - CONTINUED
DATED APRIL 30, 1998, DUE JULY 29, 1998   AT 5.57%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $80,000,000
Aggregate maturity amount of agreements $81,114,000
Aggregate market value of transferred assets $81,975,028
Coupon rates of transferred assets 8.50%
Maturity dates of transferred assets 6/15/16 to 2/15/28
DATED MARCH 23, 1998, DUE SEPTEMBER 14, 1998   5.56%
Number of dealers or banks 1
Maximum amount with one dealer or bank 100%
Aggregate principal amount of agreements $300,000,000
Aggregate maturity amount of agreements $308,108,333
Aggregate market value of transferred assets $310,065,367
Coupon rates of transferred assets 8.50% to 9%
Maturity dates of transferred assets 1/15/16 to 2/15/27
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated by multiplying the sum of two components, a group fee rate plus a fixed individual fund fee rate, applied to the average net assets of the fund and adding an income-based fee. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to
 .3700% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee.
The individual fund fee rate is .03%. The income-based fee is added only when the fund's gross yield exceeds 5%. At that time the income-based fee would equal 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is .24% (annualized) of average net assets. For the period, the management fee was equivalent to an annualized rate of .21% of average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc. (formerly FMR Texas, Inc.), a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
TRANSFER AGENT FEES - CONTINUED
receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.
ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into an arrangement with its transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's transfer agent fees were reduced by $62,000 under this arrangement.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.

 For quotes.*

 For account balances and holdings.

 To review orders and mutual
fund activity.

 To change your PIN.

 To speak to a Fidelity representative.
0
*
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI. SM
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+
TM
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
(REGISTERED TRADEMARK)
INVESTMENT SUB-ADVISER
Fidelity Investments
Money Management, Inc.
Merrimack, NH
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Boyce I. Greer, Vice President
Fred L. Henning, Jr., Vice President
Robert Litterst, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Thomas D. Maher, Assistant
 Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
William O. McCoy *
Marvin L. Mann *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES
CUSTODIAN
Bank of New York
New York, NY
FIDELITY'S TAXABLE
MONEY MARKET FUNDS
Fidelity Cash Reserves
Fidelity Daily Income Trust
Fidelity U.S. Government Reserves
Spartan(registered trademark) Money Market Fund
Spartan U.S. Government
Money Market Fund
Spartan U.S. Treasury
Money Market Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE